As filed with the Securities and Exchange Commission on April 20, 2020
Registration No. 811-02753
Registration No. 002-59353

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Post-Effective Amendment No.	102	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No.	102	☒
(Check appropriate box or boxes)
GUGGENHEIM VARIABLE FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)
702 KING FARM BOULEVARD, SUITE 200, ROCKVILLE, MARYLAND 20850
(Address of Principal Executive Offices/Zip Code)
Registrant’s Telephone Number, including area code:
(301) 296-5100

Copies To:
Amy J. Lee, Vice President and Chief Legal Officer Guggenheim Variable Funds Trust 702 King Farm Boulevard Suite 200 Rockville, MD 20850	Julien Bourgeois Dechert LLP 1900 K Street, NW Washington, DC 20006
(Name and address of Agent for Service)
Approximate date of public offering: May 1, 2020
It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)

☒	on May 1, 2020 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on _____________ pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on _____________ pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

EXPLANATORY NOTE

This Post-Effective Amendment No. 102 to the Registration Statement of Guggenheim Variable Funds Trust (the “Trust” or the “Registrant”) incorporates by reference the prospectus and Statement of Additional Information that are contained in the Trust’s Post-Effective Amendment No. 101, which was filed with the Securities and Exchange Commission on February 21, 2020. This Post-Effective Amendment No. 102 is filed solely for the purpose of designating May 1, 2020, as the new effective date of Post-Effective Amendment No. 101.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 (“1933 Act”) and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 102 under Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 102 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago, State of Illinois on the 20th day of April 2020.

Guggenheim Variable Funds Trust

/s/ Brian E. Binder
Brian E. Binder
President and Chief Executive Officer (Principal Executive Officer)

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities indicated and on the 20th day of April 2020.

/s/ Randall C. Barnes Randall C. Barnes Trustee	GUGGENHEIM VARIABLE FUNDS TRUST
/s/ Angela Brock-Kyle Angela Brock-Kyle Trustee	By: /s/ AMY J. LEE Amy J. Lee, Trustee, Vice President, Chief Legal Officer and Attorney-In-Fact for the Trustees Whose Names Appear Opposite
/s/ Donald A. Chubb, Jr. Donald A. Chubb, Jr. Trustee
/s/ Jerry B. Farley Jerry B. Farley Trustee	By: /s/ BRIAN E. BINDER Brian E. Binder, President and Chief Executive Officer (Principal Executive Officer)
/s/ Roman Friedrich III Roman Friedrich III Trustee
/s/ Thomas F. Lydon, Jr. Thomas F. Lydon, Jr. Trustee	By: /s/ JOHN L. SULLIVAN John L. Sullivan, Chief Financial Officer, Chief Accounting Officer and Treasurer (Principal Financial and Accounting Officer)
/s/ Ronald A. Nyberg Ronald A. Nyberg Trustee
/s/ Sandra G. Sponem Sandra G. Sponem Trustee
/s/ Ronald E. Toupin, Jr. Ronald E. Toupin, Jr. Trustee